Other Loan - Schedule of Other Loan (Details)		12 Months Ended
		Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Other Loan [Line Items]
Other loan, Balance		$ 778,000	$ 100,001
Happy CP Company Limited [Member]
Schedule of Other Loan [Line Items]
Other loan, Type	[1]	Term loan
Other loan, Maturity date	[1]	Oct. 14, 2025
Other loan, Currency	[1]	HK$
Other loan, Weighted average interest rate	[1]	8.00%	8.00%
Other loan, Balance	[1]	$ 778,000	$ 100,001

[1]	The other loan was made for the purchase of the machinery and was secured as follows: (i)Corporate guarantee by Reitar Logtech Holdings Limited; and (ii)Contracts receivable of HK$141,925 (US$18,243).